As filed with the Securities and Exchange Commission on November 2, 2006
                                     Investment Company Act File number 811-8654




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                       FLORIDA DAILY MUNICIPAL INCOME FUND
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   August 31

Date of reporting period:  August 31, 2006

ITEM 1: REPORT TO STOCKHOLDERS

--------------------------------------------------------------------------------
FLORIDA                                   600 FIFTH AVENUE, NEW YORK, N.Y. 10020
DAILY MUNICIPAL                                                    (212)830-5200
INCOME FUND

================================================================================



Dear Shareholder:


We are pleased to present the annual report of Florida Daily Municipal Income Fund (the "Fund") for the year ended August 31, 2006.

The Fund had net assets of $133,148,888 and 1,591 active shareholders as of August 31, 2006.

We thank you for your support and look forward to continuing to serve your cash management needs.



Sincerely,

\s\ Steven W. Duff





Steven W. Duff
President











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
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FLORIDA DAILY MUNICIPAL INCOME FUND
EXPENSE CHART
FOR SIX MONTHS ENDED AUGUST 31, 2006
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2006 through August 31, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

-----------------------------------------------------------------------------------------------------------------------
                                       Beginning Account Value    Ending Account Value     Expenses Paid During the
            Class A Shares                     3/01/06                   8/31/06                     Period*
-----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00                 $1,012.40                    $5.07
-----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00                 $1,020.16                    $5.09
  expenses)
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
            Class B Shares             Beginning Account Value    Ending Account Value     Expenses Paid During the
                                               3/01/06                   8/31/06                     Period*
-----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00                 $1,013.70                    $3.76
-----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00                 $1,021.48                    $3.77
  expenses)
-----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios of 1.00% and 0.74% for the Class A and Class B Shares, respectively, multiplied by the average account value over the period (March 1, 2006 through August 31, 2006), multiplied by 184/365 (to reflect the six month period).

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
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FLORIDA DAILY MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2006

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Put Bonds (c) (2.94%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,410,000   Orange County, FL IDA (Orlando-Hawaiian Motel Co.) - Series 1985
              LOC US Bank,  N.A.                                                10/01/06    3.55%    $ 1,410,000     P-1      A-1+
  1,500,000   Puerto Rico Industrial Medical & Environmental IDRB
              (Abbott Laboratories Project) - Series 1983A                      03/01/07    3.55       1,500,364     P-1      A-1+
  1,000,000   West Virginia State Housing Development Fund Housing Finance
              Bonds - Series 2006B                                              04/09/07    3.67       1,000,000    VMIG-1    A-1+
-----------                                                                                          -----------
  3,910,000   Total Put Bond                                                                           3,910,364
-----------                                                                                          -----------

Tax Exempt Commercial Paper (18.78%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,500,000   Florida Sunshine State Governmental Financing Commission RN
              - Series F                                                        09/07/06    3.55%    $ 1,500,000     P-1      A-1+
  1,200,000   Florida Sunshine State Governmental Financing Commission RN
              - Series 1984A                                                    09/06/06    3.57       1,200,000     P-1      A-1
  5,000,000   Greater Orlando, FL Aviation Authority Service - Series A-C
              LOC Bayerische Landesbank/Westdeutsche Landesbank/State
              Street Bank & Trust Company                                       10/18/06    3.63       5,000,000     P-1      A-1+
  1,000,000   Hillsborough County, FL Capital Improvement Program
              LOC State Street Bank & Trust Company                             11/09/06    3.75       1,000,000     P-1      A-1+
  5,500,000   Jacksonville, FL Electric Authority (Electric System) -
              Series 2000A                                                      09/12/06    3.58       5,500,000    VMIG-1    A-1+
  5,000,000   Jacksonville, FL HEFA HRB
              (Baptist Medical Center Project) - Series 2003B
              LOC Bank of America, N.A.                                         01/17/07    3.75       5,000,000      P-1     A-1+
  2,800,000   Palm Beach County, FL Health Facilities Authority
              (Pooled Hospital Loan Program) - Series 1985
              LOC SunTrust Bank                                                 09/14/06    3.60       2,800,000    VMIG-1    A-1+
    500,000   Sarasota County, FL Public Hospital District
              (Sarasota Memorial Hospital Project) - Series 1985C
              LOC Wachovia Bank, N.A.                                           10/05/06    3.61         500,000    VMIG-1    A-1+
  2,500,000   Sunshine State Governmental Financing Commission RN
              (City of Orlando Program) - Series H                              09/12/06    3.58       2,500,000              A-1+
-----------                                                                                          -----------
 25,000,000   Total Tax Exempt Commercial Paper                                                       25,000,000
-----------                                                                                          -----------

Tax Exempt General Obligation Notes & Bonds (3.30%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,395,000   Clark County, OH BAN (North Ridge Water)(d)                       06/14/07    3.80%    $ 2,398,603
  2,000,000   Palm Beach County, FL School District TAN - Series 2005           09/28/06    3.00       2,001,438    MIG-1    SP-1+
-----------                                                                                          -----------
  4,395,000   Total Tax Exempt General Obligation Notes & Bonds                                        4,400,041
-----------                                                                                          -----------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2006

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (e) (74.36%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   ABN AMRO Munitops Certificate Trust
              (Florida Non - AMT) Single Asset Series 2004-48
              Insured by AMBAC Assurance Corporation                            06/01/12    3.45%    $ 2,000,000    VMIG-1
  1,000,000   Alachua County, FL IDRB
              (Florida Rock Industries, Inc. Project) - Series 1997
              LOC Bank of America, N.A.                                         11/01/22    3.46       1,000,000              A-1+
    700,000   City of Pulaski and Giles County, TN IDRB
              (Martin Methodist College Project) - Series 2004
              LOC Amsouth Bank                                                  01/01/24    3.53         700,000    VMIG-1
  1,800,000   Collier County, FL Education Facilities Authority
              (International College Project)
              LOC Fifth Third Bank                                              04/01/28    3.58       1,800,000              A-1+
  1,000,000   Collier County, FL IDA IDRB (Allete Inc. Project) - Series 2006
              LOC Wells Fargo Bank, N.A.                                        10/01/25    3.45       1,000,000              A-1+
  2,800,000   Collier County, FL IDA Health Care Facilities RB
              (NCH Healthcare Systems, Inc.) - Series 2002
              LOC Fifth Third Bank                                              11/01/22    3.58       2,800,000              A-1+
  2,000,000   Dade County, FL IDA
              (Dolphins Stadium Project) - Series 1985 B
              LOC Societe Generale                                              01/01/16    3.45       2,000,000              A-1+
  5,000,000   Dade County, FL Water & Sewer System RB - Series 1994
              Insured by FGIC                                                   10/05/22    3.39       5,000,000    VMIG-1    A-1+
  3,000,000   Floater - TRS - Series 2006 FR - PII
              (Lee County, FL Solid Waste System Refunding RB - Series 2001)
              Insured by MBIA Insurance Corporation                             10/01/12    3.52       3,000,000    VMIG-1
  3,675,000   Florida HFA MHRB (Falls of Venice Project) 1987 Series E
              Collateralized by Federal National Mortgage Association           12/01/31    3.46       3,675,000              A-1+
  5,000,000   Florida Housing Finance Corporation
              Multifamily Mortgage RB - Series 2006
              Guaranteed by Goldman Sachs & Company                             06/01/46    3.51       5,000,000     P-1      A-1+
    900,000   Florida HFA (Heron Park Project) - Series 1996U
              Guaranteed by Federal National Mortgage Association               12/01/29    3.46         900,000    VMIG-1
    900,000   Florida Housing Finance Corporation Housing RB
              (Timberline Apartments) - Series 1999P
              Collateralized by Federal National Mortgage Association           10/15/32    3.48         900,000              A-1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,125,000   Florida HFA MHRB (Banyon Bay Apartments Project) 1995 - Series L
              Collateralized by Federal National Mortgage Association           12/01/25    3.46%    $ 1,125,000    VMIG-1
  1,900,000   Florida HFA MHRB (Huntington Place Project) 1985 - Series GGG
              Guaranteed by Federal Home Loan Mortgage Corporation              12/01/13    3.40       1,900,000              A-1+
  1,000,000   Fulton County, KY Industrial Building RB - Series 2006
              LOC Branch Bank & Trust Company                                   07/01/26    3.55       1,000,000     P-1      A-1+
  1,475,000   Gainesville, FL IDRB
              (Heat-Pipe Technology, Inc. Project) - Series 1998
              LOC Amsouth Bank                                                  05/01/18    3.46       1,475,000     P-1      A-1
  3,000,000   Greater Orlando Aviation Authority, FL
              Airport Facilities Refunding RB - Series 2002E
              Insured by FSA                                                    10/01/21    3.48       3,000,000    VMIG-1    A-1+
     25,000   Gulf Breeze, FL RB - Series 1985B
              Insured by FGIC                                                   12/01/15    3.42          25,000    VMIG-1    A-1+
    175,000   Gulf Breeze, FL RB - Series 1985C
              Insured by FGIC                                                   12/01/15    3.42         175,000    VMIG-1    A-1+
  2,100,000   Highlands County, FL Health Facilities Authority RB
              (Adventist Health System/Sunbelt Inc. Project)  - Series 2000B
              Insured by FGIC                                                   12/01/26    3.41       2,100,000    VMIG-1    A-1+
    980,000   Illinois Development Finance Authority
              (Tella Tool & Manufacturing Company Project) - Series 2000
              LOC Fifth Third Bank                                              08/01/15    3.64         980,000    VMIG-1
  2,000,000   Illinois Finance Authority
              (Pollman North America, Inc. Project) - Series 2005D
              LOC Fifth Third Bank                                              12/01/25    3.67       2,000,000     P-1      A-1+
  4,200,000   Jacksonville, FL Economic Development Commission Special
              Facilities Airport RB (Holland Sheltair Aviation Group Project) -
              Series 2005-B1
              LOC Mellon Bank N.A.                                              05/01/35    3.57       4,200,000     P-1      A-1+
  1,000,000   Jefferson County, KY (R.C. Tway Company, Kentucky
              Manufacturing Company Project) - Series 1998
              LOC Fifth Third Bank                                              06/01/18    3.67       1,000,000     P-1      A-1+
  1,150,000   Marion County, FL IDA
              (Hamilton Products, Inc. Project) - Series 1995
              LOC Comerica Bank                                                 11/01/15    3.62       1,150,000     P-1      A-1
  2,900,000   Marion County, FL IDA RB
              (Capris Furniture Industries Project) - Series 2005
              LOC SunTrust Bank                                                 02/01/25    3.56       2,900,000     P-1      A-1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2006

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,100,000   Monroe County, FL Airport RB -Series 2006
              LOC Bank of America, N.A.                                         10/01/35    3.45%    $ 3,100,000    VMIG-1    A-1+
  4,800,000   Miami -  Dade County, FL IDA
              (Avborne Heavy Maintenance, Inc.) - Series 1998
              LOC JPMorgan Chase Bank, N.A.                                     08/01/18    3.46       4,800,000              A-1+
  1,000,000   Miami - Dade County, FL IDA
              (Florida Power and Light Co.) - Series 2003                       02/01/23    3.65       1,000,000    VMIG-1
  1,000,000   Nevada Housing Division MHRB
              (Southwest Village Apartments) - Series 2005
              Guaranteed by Federal National Mortgage Association               10/15/38    3.45       1,000,000              A-1+
  2,045,000   Ocean Highway and Port Authority, FL RB
              (Port, Airport, Marina Improvement) - Series 1990A
              LOC Wachovia Bank, N.A.                                           12/01/20    3.56       2,045,000    VMIG-1    A-1+
  1,500,000   Ocean Highway and Port Authority, FL RB
              (Port, Airport, Marina Improvement) - Series 1990C
              LOC Wachovia Bank, N.A.                                           12/01/20    3.56       1,500,000    VMIG-1    A-1+
  1,000,000   Orange County, FL Health Facility Authority RB
              (Presbyterian Retirement Communities Project) - Series 2006A(d)
              Insured by Radian Asset Assurance                                 11/01/28    3.47       1,000,000
  1,000,000   Orlando & Orange County, FL Expressway Authority RB
              Sub-Series 2005-B1
              Insured by AMBAC Assurance Corporation                            07/01/40    3.38       1,000,000    VMIG-1    A-1+
  2,200,000   Orlando & Orange County, FL Expressway Authority RB
              Sub-Series 2005C
              Insured by AMBAC Assurance Corporation                            07/01/40    3.38       2,200,000    VMIG-1    A-1+
  1,000,000   Palm Beach County, FL Health Facility Authority RB
              (Azalea Place Apartment Ltd.) - Series 1999A
              LOC SunTrust Bank                                                 12/01/32    3.68       1,000,000              A-1+
  1,600,000   Palm Beach County, FL RB (Raymond F. Kravis Center for
              Performing Arts Inc Project) - Series 2002
              LOC Northern Trust Company                                        07/01/32    3.35       1,600,000    VMIG-1
  4,000,000   Port Orange, FL (Palmer College of Chiropractic Florida Project)
              RB - Series 2002
              LOC LaSalle Bank, N.A.                                            10/01/32    3.44       4,000,000              A-1+
  1,965,000   PUTTERS - Series 1086B (Miami-Dade County, FL
              Storm Water Utility RB)
              Insured by MBIA Insurance Corporation                             04/01/13    3.45       1,965,000    VMIG-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000   PUTTERS - Series 1179 (Custodial Receipts, - Series 2005-5
              Evidencing Beneficial Ownership of Orange County, FL HFA MHRB
              (Lake Harris Core Apartments) - Series 2005D)
              LOC JP Morgan Chase Bank, N.A.                                    10/01/38    3.48%   $  4,000,000     P-1      A-1+
  2,500,000   ROCs II - R Trust Series 440 (Volusia County, FL Educational
              Facilities Authority (Embry - Riddle Aeronautical University Inc,
              Project) - Series 2005)
              LOC Radian Asset Assurance                                        10/15/35    3.46       2,500,000              A-1+
  3,500,000   ROCs II - R Trust Series 482 (Related to State of Florida,
              Full Faith and Credit State Board of Education, Public Education
              Capital Outlay Bonds, 1997 - Series A)                            06/01/24    3.45       3,500,000              A-1+
  2,000,000   ROCs II - R Trust Series 584CE (Halifax Hospital Medical Center
              Florida HRB)
              LOC Citibank, N. A.                                               06/01/46    3.46       2,000,000    VMIG-1
  1,000,000   ROCs II - R Trust Series 600 CE (Florida State Housing Finance
              Corporation Multifamily Mortgage RB)                              07/01/43    3.45       1,000,000    VMIG-1
    300,000   St. John's County, FL HFA
              (Remington at Ponte Vedra Project) - Series 1998
              Collateralized by Federal National Mortgage Association           02/15/28    3.45         300,000              A-1+
  2,200,000   Tallahassee, FL IDRB
              (Rose Printing Company, Inc. Project) - Series 2000A
              LOC Branch Banking & Trust Company                                10/01/15    3.55       2,200,000    VMIG-1
    500,000   TOCs (TICs/TOCs Trust - Series 2000-1)(Puerto Rico Infrastructure
              Financing Authority Special Obligation Bonds, 2000 - Series A)    04/01/27    3.42         500,000              A-1+
  4,000,000   Trumbull County, OH IDRB
              (McDonald Steel Corp. Project) - Series 2006
              LOC Keybank, N.A.                                                 04/01/17    3.55       4,000,000     P-1      A-1
-----------                                                                                         ------------
 99,015,000   Total Variable Rate Demand Instruments                                                  99,015,000
-----------                                                                                         ------------
              Total Investments (99.38%) (Cost $132,325,405+)                                        132,325,405
              Cash and Other Assets, Net of Liabilities (0.62%)                                          823,483
                                                                                                    ------------
              Net Assets (100%)                                                                     $133,148,888
                                                                                                    ============

             + Aggregate cost for federal income tax purposes is identical.




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2006

================================================================================

FOOTNOTES:

(a) Variable rate demand instruments are not assigned their own ratings; the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c)  The maturity date indicated is the next put date.

(d) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(e) Securities payable on demand at par including accrued interest (usually with seven days' notice) and if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
    AMT     =   Alternative Minimum Tax                         LOC    =   Letter of Credit
    BAN     =   Bond Anticipation Note                          MHRB   =   Multi-Family Housing Revenue Bond
    FGIC    =   Financial Guaranty Insurance Company            RB     =   Revenue Bond
    FSA     =   Financial Security Assurance                    RN     =   Revenue Note
    HEFA    =   Health and Education Facilities Authority       ROCs   =   Reset Option Certificates
    HFA     =   Housing Finance Agency                          TAN    =   Tax Anticipation Notes
    HRB     =   Hospital Revenue Bond                           TICs   =   Trust Inverse Certificates
    IDA     =   Industrial Development Authority                TOCs   =   Tender Option Certificates
    IDRB    =   Industrial Development Revenue Bond             TRS    =   Trust Receipts








--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
AUGUST 31, 2006

================================================================================

------------------------- ---------------------------- -------------------------------
         States                      Value                     % of Portfolio
------------------------- ---------------------------- -------------------------------
Florida                        $    116,246,438                     87.85%
Illinois                              2,980,000                      2.25
Kentucky                              2,000,000                      1.51
Nevada                                1,000,000                      0.76
Ohio                                  6,398,603                      4.83
Puerto Rico                           2,000,364                      1.51
Tennessee                               700,000                      0.53
West Virginia                         1,000,000                      0.76
------------------------- ---------------------------- -------------------------------
Total                          $    132,325,405                    100.00%
------------------------- ---------------------------- -------------------------------























--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2006

================================================================================

ASSETS
  Investments in securities, at amortized cost (Note 1)......................................      $  132,325,405
  Cash.......................................................................................           2,311,236
  Accrued interest receivable................................................................             783,579
  Prepaid Expenses...........................................................................               4,422
                                                                                                   --------------
       Total assets..........................................................................         135,424,642
                                                                                                   --------------

LIABILITIES

  Payable to affiliates*.....................................................................              61,738
  Payable for securities purchased...........................................................           1,965,000
  Accrued expenses...........................................................................             108,105
  Dividends payable..........................................................................             140,911
                                                                                                   --------------
       Total liabilities.....................................................................           2,275,754
                                                                                                   --------------
  Net assets.................................................................................      $  133,148,888
                                                                                                   ==============

SOURCE OF NET ASSETS:

  Net capital paid in on shares of beneficial interest (Note 3)..............................      $  133,148,888
                                                                                                   --------------
  Net assets.................................................................................      $  133,148,888
                                                                                                   ==============
  Net asset value, per share (Note 3):
  Class A shares, ($83,599,413 applicable to 83,599,413 shares outstanding)..................            $   1.00
                                                                                                         ========
  Class B shares, ($49,549,475 applicable to 49,549,475 shares outstanding)..................            $   1.00
                                                                                                         ========

* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.









--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 2006

================================================================================

INVESTMENT INCOME
Income:
   Interest.................................................................... $    3,929,484
                                                                                --------------
Expenses: (Note 2)
   Investment management fee...................................................        496,751
   Administration fee..........................................................        260,794
   Shareholder servicing fee (Class A shares)..................................        185,541
   Custodian expenses..........................................................         17,961
   Shareholder servicing and related shareholder expenses+.....................         99,135
   Legal, compliance and filing fees...........................................         78,572
   Audit and accounting........................................................        138,079
   Trustees' fees and expenses.................................................         15,520
   Miscellaneous...............................................................          9,877
                                                                                --------------
      Total expenses...........................................................      1,302,230
      Less: Fees waived .......................................................       (202,868)
                                                                                --------------
      Net expenses.............................................................      1,099,362
                                                                                --------------
Net investment income..........................................................      2,830,122

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments...............................................            -0-
                                                                                --------------
Increase in net assets from operations......................................... $    2,830,122
                                                                                ==============

+ Includes class specific transfer agency expenses of $50,821 and $22,487 for Class A and Class B shares, respectively.






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED AUGUST 31, 2006 AND 2005

================================================================================

                                                                           2006                   2005
                                                                           ----                   ----
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income........................................     $    2,830,122         $    1,440,553
   Net realized gain (loss) on investments......................                -0-                  1,072
                                                                     --------------         --------------
Increase in net assets from operations..........................          2,830,122              1,441,625
Dividends to shareholders from net investment income*:
   Class A......................................................         (1,610,674)              (792,145)
   Class B......................................................         (1,219,448)              (648,408)
                                                                     --------------         --------------
   Total dividend to shareholders...............................         (2,830,122)            (1,440,553)
                                                                     --------------         --------------
Distributions to shareholders from realized gains on investments:
   Class A shares...............................................                -0-                   (513)
   Class B shares...............................................                -0-                   (313)
                                                                     --------------         --------------
   Total distribution to shareholders...........................                -0-                   (826)
                                                                     --------------         --------------
Transactions in shares of beneficial interest (Note 3):
   Class A......................................................         10,624,325              9,209,121
   Class B......................................................          5,393,371             (4,923,756)
                                                                     --------------         --------------
   Total capital share transactions.............................         16,017,696              4,285,365
                                                                     --------------         --------------
       Total increase (decrease)................................         16,017,696              4,285,611
Net assets:
   Beginning of year............................................        117,131,192            112,845,581
                                                                     --------------         --------------
   End of year..................................................     $  133,148,888         $  117,131,192
                                                                     ==============         ==============
Undistributed net investment income.............................     $          -0-         $          -0-
                                                                     ==============         ==============

* Designated as exempt-interest dividends for federal income tax purposes.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies

Florida Daily Municipal Income Fund, a Massachusetts Business Trust, is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Fund's Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized long-term capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

1. Summary of Accounting Policies (Continued)

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of ..40% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement covering all classes and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .25% of the Fund's average daily net assets with respect only to the Class A shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the year ended August 31, 2006 the Manager and Distributor voluntarily waived the following fees:

 Administration fees                                                   $ 198,700
 Shareholder servicing fees - Class A shares                               4,168
                                                                       ---------
     Total fees waived                                                 $ 202,868
                                                                       =========
The Manager and Distributor have no right to recoup prior fees waived.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $300 per meeting attended (there are five scheduled Board Meetings each year). In addition, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang Complex on whose Audit Committee he serves and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex. Effective January 1, 2006, the Lead Independent Director will receive an additional annual fee of $8,000 and the Deputy Lead Director will receive an additional annual fee of $4,000, both fees paid quarterly and allocated among the funds of the Reich & Tang Complex.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $62,090 paid to Reich & Tang Services, Inc., ("the Transfer Agent), an affiliate of the Manager as servicing agent for the Fund. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and B shares of the Fund. For the year ended August 31, 2006 these fees amounted to an annual rate of 0.05% of the monthly average net assets of the Class A and B shares of the Fund.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

3. Transactions in Shares of Beneficial Interest

At August 31, 2006 an unlimited number of shares of beneficial interest ($.001 par value) were authorized. Transactions, all at $1.00 per share, were as follows:

                                                           Year Ended                         Year Ended
     Class A shares                                      August 31, 2006                    August 31, 2005
     --------------                                      ---------------                    ---------------
     Sold............................................        343,234,538                        362,101,588
     Issued on reinvestment of dividends.............          1,566,297                            763,771
     Redeemed........................................       (334,176,510)                      (353,656,238)
                                                         ---------------                    ---------------
     Net increase (decrease).........................         10,624,325                          9,209,121
                                                         ===============                    ===============

     Class B shares
     --------------
     Sold............................................        217,805,473                        191,438,028
     Issued on reinvestment of dividends.............            149,599                             79,636
     Redeemed........................................       (212,561,701)                      (196,441,420)
                                                        ----------------                    ---------------
     Net increase (decrease).........................          5,393,371                         (4,923,756)
                                                        ================                    ===============

4. Tax Information

The tax character of all distributions paid during the years ended August 31, 2006 and 2005 were as follows:

                                                              2006                                2005
                                                        ----------------                    ---------------
     Ordinary income.................................      $      -0-                         $      826
     Tax-exempt income...............................       2,830,122                          1,440,553

At August 31, 2006, the Fund had no distributable earnings.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 - Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a "more likely than not" standard that based on their technical merits, they have a more than 50 percent likelihood of being sustained upon examination. FASB interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact FASB Interpretation No. 48 will have on the Fund's financial statements.

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of Florida and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 82% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

6. Financial Highlights

                                                                      Year Ended August 31,
                                                 ------------------------------------------------------------------
Class A shares
--------------
                                                    2006          2005          2004          2003          2002
                                                 ----------    ----------    ----------    ----------    ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..........     $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                                 ----------    ----------    ----------    ----------    ----------
Income from investment operations:
   Net investment income....................        0.022         0.010         0.001         0.003         0.008
   Net realized and unrealized gain (loss)
    on investments..........................         --           0.000          --            --            --
                                                 ----------    ----------    ----------    ----------    ----------
   Total from investment operations.........        0.022         0.010         0.001         0.003         0.008
                                                 ----------    ----------    ----------    ----------    ----------
Less distributions from:
   Dividends from net investment income.....       (0.022)       (0.010)       (0.001)       (0.003)       (0.008)
   Net realized gains on investments........         --          (0.000)         --            --            --
                                                 ----------    ----------    ----------    ----------    ----------
   Total Distributions......................       (0.022)       (0.010)       (0.001)       (0.003)       (0.008)
                                                 ----------    ----------    ----------    ----------    ----------
Net asset value, end of year................     $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                                 ==========    ==========    ==========    ==========    ==========
Total Return................................        2.20%         1.02%         0.12%         0.31%         0.81%
Ratios/Supplemental Data
Net assets, end of year (000's).............     $  83,599     $  72,975     $  63,766     $  58,994     $  47,664
Ratios to average net assets:
   Expenses (net of fees waived)(a).........        0.99%         0.99%         0.95%         0.93%         0.90%
   Net investment income....................        2.17%         1.04%         0.12%         0.29%         0.79%
   Management and/or administration fees waived     0.16%         0.16%         0.16%         0.17%         0.26%
   Shareholder servicing fees waived........        0.01%          --           0.01%         0.02%          --
   Expenses paid indirectly.................         --           0.00%         0.00%         0.00%         0.00%

 (a) Includes expenses paid indirectly if applicable.








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

6. Financial Highlights (continued)

                                                                      Year Ended August 31,
                                                 ------------------------------------------------------------------
Class B shares
--------------
                                                    2006          2005          2004          2003          2002
                                                 ----------    ----------    ----------    ----------    ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..........     $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                                 ----------    ----------    ----------    ----------    ----------
Income from investment operations:
   Net investment income....................        0.024         0.013         0.004         0.006         0.011
   Net realized and unrealized gain (loss)
    on investments..........................         --           0.000          --            --            --
                                                 ----------    ----------    ----------    ----------    ----------
   Total from investment operations.........        0.024         0.013         0.004         0.006         0.011
                                                 ----------    ----------    ----------    ----------    ----------
Less distributions from:
   Dividends from net investment income.....       (0.024)       (0.013)       (0.004)       (0.006)       (0.011)
   Net realized gains on investments........         --          (0.000)         --            --            --
                                                 ----------    ----------    ----------    ----------    ----------
   Total Distributions......................       (0.024)       (0.013)       (0.004)       (0.006)       (0.011)
                                                 ----------    ----------    ----------    ----------    ----------
Net asset value, end of year................     $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                                 ==========    ==========    ==========    ==========    ==========
Total Return................................        2.48%         1.31%         0.37%         0.55%         1.08%
Ratios/Supplemental Data
Net assets, end of year (000's).............     $  49,550     $  44,156     $  49,080     $  57,313     $  54,525
Ratios to average net assets:
   Expenses (net of fees waived)(a).........        0.72%         0.70%         0.69%         0.69%         0.63%
   Net investment income....................        2.44%         1.27%         0.37%         0.57%         1.06%
   Management and/or administration fees waived     0.16%         0.16%         0.16%         0.17%         0.26%
   Expenses paid indirectly.................         --           0.00%         0.00%         0.00%         0.00%

(a) Includes expenses paid indirectly if applicable.








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

To the Board of Trustees and Shareholders of Florida Daily Municipal Income Fund


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Florida Daily Municipal Income Fund (the "Fund") at August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
October 19, 2006











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

On July 20, 2006, the Trustees approved the continuance of the Investment Management Contract. In determining whether to approve the continuance of the Investment Management Contract, the Trustees considered the following information:

     1) The nature, extent and quality of services provided by the Manager.

The Trustees reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund's Investment Management Contract and the quality of those services over the past year. The Trustees noted that the services include managing the investment and reinvestment of the Fund's assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Fund's portfolio, and the money market industry and the economy in general; and the payment of compensation of all officers, Trustees and employees of the Fund who are officers of the Manager or its affiliates. The Board also observed that the Manager provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Trustees evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent Trustees and Fund counsel. The Trustees concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Trustees reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Trustees; and (iv) the Manager had kept the Trustees apprised of developments relating to the Fund and the industry in general. The Trustees also focused on the Manager's reputation and long-standing relationship with the Fund and, in particular, the experience of the Manager in advising money market funds. The Trustees also noted the high quality of services provided by the Manager under the Administrative Services Contract.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT, (continued)

     2)   The performance of the Fund and the Manager.

The Trustees reviewed the investment performance of the Fund, both on an absolute basis and on a gross basis, as compared to various Lipper peer group categories ("Performance Peer Groups") for the one-month, one-, three-, five- and ten- year periods ended May 31, 2006. The Performance Peer Groups were comprised of: (i) the Fund and six other retail no-load "other states" tax-exempt money market funds, as classified by Lipper, (ii) the Fund and three other retail "other states" tax-exempt money market funds that are considered by the Manager to be competitors of the Fund with similar distribution channels, and (iii) the Fund and all other "other states" tax-exempt money market funds in the Lipper universe regardless of asset size or primary channel of distribution. The Manager advised the Board that it does not advise or subadvise: (i) other funds with a similar investment policy to the Fund's; or (ii) other types of accounts, such as institutional and pension accounts, with a similar investment policy to the Fund's. The Trustees used the Fund's performance against the Performance Peer Groups to provide objective comparative benchmarks against which they could assess the Fund's performance. The Trustees considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Fund's shareholders the performance that was available in the marketplace given the Fund's investment objectives, strategies, limitations and restrictions. In reviewing the Fund's performance, the Board noted that Fund has generally underperformed two of the Performance Peer Groups for all time periods while outperforming the Manager selected peer group of Fund's with similar distribution channels. At the same time, the Board considered that the difference between the best and worst performing funds in the Performance Peer Groups for all time periods was small and that the difference in the performance of the Fund and the best performing fund in the Performance Peer Groups was in many cases even smaller. The Board also considered the Manager's explanation that its investment strategy and process was generally more conservative than many of its competitors and involved greater concentration in Florida securities than many funds in the Performance Peer Groups. The Board discussed performance with the Manager and the Manager's plans to improve performance in the future. The Board determined to continue to monitor the Fund's performance carefully.

In connection with its assessment of the overall performance of the Manager, the Trustees considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Trustees took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Fund ("Participating
Organizations") in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Trustees concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Fund to date.

     3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Trustees' consideration of the level of the management fee, the Trustees considered a number of factors. The Trustees compared the level of the management fee for the Fund and the level of the combined management-administrative fees against comparative Lipper expense peer groups ("Expense Peer Groups"). The Expense Peer Groups consist of: (i) the Fund and six other retail no-load "other states" tax-exempt money market funds, as classified by Lipper, (ii) the Fund and three other retail "other states" tax-exempt money market funds that are considered by the Manager to be competitors of the Fund with similar distribution channels, and (iii) the Fund and all other "other states" tax-exempt money market funds in the Lipper universe (excluding outliers). The Trustees also considered comparative total fund expenses of the Fund and the Expense Peer Groups. The Trustees used this combined fee information and total

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT, (continued)

expense data as a guide to help assess the reasonableness of the Fund's management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Expense Peer Group fund agreements is often not apparent. The Trustees also viewed the Expense Peer Group fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. The Board noted that the contract rates of the Fund's management fee and combined fees (management and administrative) were generally higher, but within the range, of that of the Expense Peer Groups. In assessing this information, the Trustees considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Trustees also noted that the Manager did not advise or sub-advise any other registered investment companies or other types of accounts, such as institutional or pension accounts, with similar investment policies to the Fund. The Trustees concluded that the level of the management fee was reasonable in light of these factors.

The Trustees also considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Trustees reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2005. The Trustees considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract as well as revenues received by the Manager's affiliates under the 12b-1 Plans and related agreements, Transfer Agency Agreement and revenues derived from Reich & Tang's cash management business (e.g. checking and debit card services that are offered by Reich & Tang to Fund shareholders through certain Participating Organizations). The Trustees concluded that the profitability of the Fund to the Manager and its affiliates was not excessive.

     4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Trustees' consideration of economies of scale, the Trustees discussed with the Manager whether economies of scale would be realized by it in its management of the Fund at higher asset levels. The Trustees also discussed with the Manager whether certain of the Manager's costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Trustees also reviewed the Expense Peer Group data to assess whether the Expense Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Trustees concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were significant asset growth in the future, the Trustees determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

     5)   Other Factors.

In addition to the above factors, the Trustees acknowledged the importance of the ability of the Manager's affiliate, the distributor, to market the Fund through its distribution networks, including its customer service and administration system with banks and bank customers.

Based on a consideration of all these factors in their totality, the Trustees, including all of the disinterested Trustees, determined that the Fund's management fee was fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Trustees deemed relevant. The Trustees based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Trustees were also assisted by the advice of independent counsel in making this determination.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                          Trustees and Officers Information
                                                  August 31, 2006(1)
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
  Name, Address(2),     Position(s)     Term of          Principal Occupation(s)      Number of Portfolios in     Other
       and Age           Held with       Office                During Past                  Fund Complex      Directorships
                            Fund      and Length of              5 Years                Overseen by Trustee      held by
                                          Time                                                                   Trustee
                                        Served(3)
---------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees:
---------------------------------------------------------------------------------------------------------------------------
Edward A. Kuczmarski,     Trustee      Since 2006    Certified Public Accountant and    Director/Trustee of     Trustee of
Age 56                                               Partner of Hays and Company LLP    twelve portfolios       the Empire
                                                     since 1980.                                                Builder Tax
                                                                                                                Free Bond
                                                                                                                   Fund
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
Dr. W. Giles Mellon,      Trustee      Since 1994    Professor Emeritus of Business     Director/Trustee of        N/A
Age 75                                               Administration in the Graduate     eleven portfolios
                                                     School of Management, Rutgers
                                                     University with which he has
                                                     been associated since 1966.
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
Robert Straniere, Esq.    Trustee      Since 1994    Owner, Straniere Law Firm since    Director/Trustee of     WPG Funds
Age 65                                               1980, NYS Assemblyman from 1981    eleven portfolios         Group
                                                     to 2004 and counsel at Fisher,
                                                     Fisher & Berger since 1995.
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
Dr. Yung Wong,            Trustee      Since 1994    Managing Director of Abacus        Director/Trustee of        N/A
Age 66                                               Associates, an investment firm,    eleven portfolios
                                                     since 1996.
---------------------------------------------------------------------------------------------------------------------------
Interested Trustees/Officers:
---------------------------------------------------------------------------------------------------------------------------
Steven W. Duff,(4)       President     Since 1994    Manager and President of Reich &   Director/Trustee          None
Age 52                      and                      Tang Asset Management, LLC         and/or Officer of
                          Trustee                    ("RTAM, LLC"), a registered        sixteen portfolios
                                                     Investment Advisor and President
                                                     of the Mutual Funds Division of
                                                     RTAM, LLC.  Associated with
                                                     RTAM, LLC since 1994.  Mr. Duff
                                                     is also President and Director/
                                                     Trustee of eight other funds in
                                                     the Reich & Tang Fund Complex,
                                                     Director of Pax World Money
                                                     Market Fund, Inc., Principal
                                                     Executive Officer of Delafield
                                                     Fund, Inc. and President and
                                                     Chief Executive Officer of Tax
                                                     Exempt Proceeds Fund, Inc. Mr.
                                                     Duff also serves as a Director
                                                     of Reich & Tang Services, Inc.
                                                     and Reich & Tang Distributors,
                                                     Inc.
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                         Trustees and Officers Information (continued)
                                                       August 31, 2006(1)
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
  Name, Address(2),     Position(s)     Term of          Principal Occupation(s)      Number of Portfolios in     Other
       and Age           Held with       Office                During Past                  Fund Complex      Directorships
                            Fund      and Length of              5 Years                Overseen by Trustee      held by
                                          Time                                                                   Trustee
                                        Served(3)
---------------------------------------------------------------------------------------------------------------------------
Interested Trustees/Officers: (Continued)
---------------------------------------------------------------------------------------------------------------------------
Richard De Sanctis,        Vice        Since 2005    Executive Vice President and               N/A                N/A
Age 49                   President                   Chief Financial Officer of RTAM
                                                     LLC.  Associated with RTAM, LLC
                         Treasurer    1994 to 2004   since 1990.  Mr. De Sanctis is
                            and                      Vice President of ten other
                         Assistant                   funds in the Reich & Tang Fund
                         Secretary                   Complex, Vice President and
                                                     Assistant Secretary of Cortland
                                                     Trust, Inc. and serves as
                                                     Executive Vice President and
                                                     Chief Financial Officer of Reich
                                                     & Tang Services, Inc. and Reich
                                                     & Tang Distributors, Inc. Prior
                                                     to December 2004, Mr. De Sanctis
                                                     was Treasurer and Assistant
                                                     Secretary of eleven funds in the
                                                     Reich & Tang Fund Complex and
                                                     Vice President, Treasurer and
                                                     Assistant Secretary of Cortland
                                                     Trust, Inc.
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
Molly Flewharty,           Vice        Since 1995    Senior Vice President of RTAM,             N/A                N/A
Age 55                   President                   LLC.  Associated with RTAM, LLC
                                                     since 1977.  Ms. Flewharty is
                                                     also Vice President of eleven
                                                     other funds in the Reich & Tang
                                                     Fund Complex. Ms. Flewharty also
                                                     serves as Senior Vice President
                                                     of Reich & Tang Distributors,
                                                     Inc.
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
Rosanne Holtzer,           Chief       Since 2004    Senior Vice President,                     N/A                N/A
Age 42                   Compliance                  Compliance Officer and Assistant
                          Officer                    Secretary of RTAM, LLC.
                                                     Associated with RTAM, LLC since
                         Secretary     Since 2001    1986. Ms. Holtzer is also Chief
                                                     Compliance Officer, Secretary
                         Assistant     Since 1998    and Assistant Treasurer of
                         Treasurer                   eleven other funds in the Reich
                                                     & Tang Fund Complex. Ms. Holtzer
                                                     also serves as Senior Vice
                                                     President, Assistant Secretary &
                                                     Compliance Officer of Reich &
                                                     Tang Distributors, Inc. and
                                                     Senior Vice President, Assistant
                                                     Secretary & Chief Compliance
                                                     Officer of Reich & Tang
                                                     Services, Inc.
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                        Trustees and Officers Information (continued)
                                                     August 31, 2006(1)
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
  Name, Address(2),     Position(s)     Term of          Principal Occupation(s)      Number of Portfolios in     Other
       and Age           Held with       Office                During Past                  Fund Complex      Directorships
                            Fund      and Length of              5 Years                Overseen by Trustee      held by
                                          Time                                                                   Trustee
                                        Served(3)
---------------------------------------------------------------------------------------------------------------------------
Interested Trustees/Officers: (Continued)
---------------------------------------------------------------------------------------------------------------------------
Michael Lydon,             Vice        Since 2005    Executive Vice President and               N/A                N/A
Age 43                   President                   Chief Operations Officer of
                                                     RTAM, LLC.  Associated with
                                                     RTAM, LLC since January 2005.
                                                     Mr. Lydon was Vice President at
                                                     Automatic Data Processing from
                                                     July 2000 to December 2004.
                                                     Prior to July 2000, Mr. Lydon
                                                     was Executive Vice President and
                                                     Chief Information Officer of
                                                     RTAM, LLC.  Mr. Lydon is also
                                                     Vice President of eleven other
                                                     funds in the Reich & Tang Fund
                                                     Complex. Mr. Lydon also serves
                                                     as Executive Vice President and
                                                     Chief Operations Officer for
                                                     Reich & Tang Distributors, Inc.
                                                     and Reich & Tang Services, Inc.
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
Dana E. Messina,           Vice        Since 1995    Executive Vice President of                N/A               N/A
Age 49                   President                   RTAM, LLC.  Associated with
                                                     RTAM, LLC since 1980.  Ms.
                                                     Messina is also Vice President
                                                     of eight other funds in the
                                                     Reich & Tang Fund Complex. Ms.
                                                     Messina also serves as Executive
                                                     Vice President of Reich & Tang
                                                     Distributors, Inc.
---------------------------------------------------------------------------------------------------------------------------














--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                        Trustees and Officers Information (continued)
                                                     August 31, 2006(1)
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
  Name, Address(2),     Position(s)     Term of          Principal Occupation(s)      Number of Portfolios in     Other
       and Age           Held with       Office                During Past                  Fund Complex      Directorships
                            Fund      and Length of              5 Years                Overseen by Trustee      held by
                                          Time                                                                   Trustee
                                        Served(3)
---------------------------------------------------------------------------------------------------------------------------
Interested Trustees/Officers: (Continued)
---------------------------------------------------------------------------------------------------------------------------
Anthony Pace,            Treasurer     Since 2004    Vice President of RTAM, LLC                  N/A               N/A
Age 41                      and                      since September 2004.  Mr. Pace
                         Assistant                   was a Director of a Client
                         Secretary                   Service Group at GlobeOp
                                                     Financial Services, Inc. from
                                                     May 2002 to August 2004 and
                                                     Controller/Director of Mutual
                                                     Fund Administration for Smith
                                                     Barney Funds Management LLC and
                                                     Salomon Brothers Asset
                                                     Management Inc. from 1998 to May
                                                     2002.  Mr. Pace is also
                                                     Treasurer and Assistant
                                                     Secretary of eleven other funds
                                                     in the Reich & Tang Fund Complex.
---------------------------------------------------------------------------------------------------------------------------

(1) The Statement of Additional Information includes additional information about Florida Daily Municipal Income Fund (the "Fund") trustees/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

(2) The address for each of the above trustees/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

(3)  Each Trustee will hold office for an indefinite  term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's Declaration of Trust, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

(4) Steven W. Duff is deemed an interested person of the Fund due to his affiliation with Reich & Tang Asset Management, LLC, the Fund's investment advisor.












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------

Florida Daily Municipal Income Fund
    600 Fifth Avenue
    New York, New York 10020


Manager
    Reich & Tang Asset Management, LLC
    600 Fifth Avenue
    New York, New York 10020


Custodian
    The Bank of New York
    2 Hanson Place, 7th Floor
    Brooklyn, New York 11217


Transfer Agent &
  Dividend Disbursing Agent
    Reich & Tang Services, Inc.
    600 Fifth Avenue
    New York, New York 10020






FL8/06A

FLORIDA
DAILY
MUNICIPAL
INCOME
FUND


















                       Annual Report
                      August 31, 2006

ITEM 2:    CODE OF ETHICS

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board of Trustees has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is "independent," as defined in the instructions to this Item.

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES

                                    FYE 8/31/2006                      FYE 8/31/2005
4(a)     Audit Fees                 $    26,800                        $    22,300
4(b)     Audit Related Fees         $         0                        $         0
4(c)     Tax Fees                   $     3,750                        $     3,465
4(d)     All Other Fees             $         0                        $         0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $3,750 and $49,500, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended August 31, 2006. $3,465 and $45,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended August 31, 2005.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:    SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10:   CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11:   EXHIBITS

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Florida Daily Municipal Income Fund

By (Signature andTitle)*        /s/Rosanne Holtzer
                                   Rosanne Holtzer,
                                   Secretary

Date: November 2, 2006

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Steven W. Duff
                                   Steven W. Duff,
                                   President

Date: November 2, 2006

By (Signature and Title)*        /s/Anthony Pace
                                    Anthony Pace,
                                    Treasurer

Date: November 2, 2006

* Print the name and title of each signing officer under his or her signature.